ACCOUNTS RECEIVABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	September 30, 2023	December 31, 2022
Accounts receivable	$13,931,782	$9,057,741
Allowance for doubtful accounts	-	-
Accounts receivable, net	$13,931,782	$9,057,741

Accounts receivable consists of the following:

	December 31, 2022	December 31 2021
Accounts receivable	$9,057,741	$7,991,037
Allowance for doubtful accounts	-	-
Accounts receivable, net	$9,057,741	$7,991,037